Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits

Note 19.  Employee benefits

1.	Defined benefit plans

Pursuant to the ROC Labor Standards Law, the Company has established a defined benefit pension plan covering full-time employees in the ROC that provides retirement benefits to retiring employees based on years of service and the average salary for the six-month period before the employee’s retirement.

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2022	2023

	(in thousands)
Present value of the defined benefit obligations	$3,060	3,114
Fair value of plan assets	(4,307)	(4,382)
Prepaid pension costs	$(1,247)	(1,268)

(i)    Plan assets

The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan. Under the ROC Labor Standards Law, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. As of December 31, 2023, the Funds deposited in the Committee’s name in the Bank of Taiwan amounted to $4,382 thousand.

(ii)   Movements in present value of the defined benefit obligations

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$3,489	3,060
Service costs	4	5
Interest expense	27	42
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	24	—
-Experience adjustment	167	(20)
-Change in financial assumptions	(551)	42
Effect of changes in exchange rates	(100)	(15)
Balance at end of year	$3,060	3,114

(iii)  Movements in the fair value of plan assets

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$4,065	4,307
Interest income	31	60
Remeasurements gain:
-Return on plan assets excluding interest income	305	31
Actual benefits paid	—	(17)
Effect of changes in exchange rate	(94)	1
Balance at end of year	$4,307	4,382

(iv)  Expenses recognized in profit or loss

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Current service costs	$—	4	5
Interest income	(2)	(4)	(18)
	$(2)	—	(13)
Cost of revenues	$6	3	—
Research and development	(8)	(3)	(13)
General and administrative	—	—	—
Sales and marketing	—	—	—
	$(2)	—	(13)

(v)  Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$(22)	(599)
Recognized during the period	(577)	(11)
Balance at end of year	$(599)	(610)

(vi)  Actuarial assumptions

The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2022	2023
Discount rate	1.4%-1.41%	1.31%
Rate of increase in compensation levels	3.00%	3.00%

The Company expects to make contribution of nil to the defined benefit plans in the next year starting from January 1, 2024.

As at December 31, 2023, the weighted average duration of the defined benefits obligation was between 15 years to 16 years.

(vii) Sensitivity analysis

Reasonably possible changes at December 31, 2022 and 2023 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2022		December 31, 2023
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%

	(in thousands)
Discount rate	(238)	261	(230)	251
Rate of increase in compensation levels	255	(235)	245	(227)

2.	Defined contribution plans

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expenses recognized in 2021, 2022 and 2023, based on the contribution called for were $3,683 thousand, $3,828 thousand and $3,922 thousand, respectively.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. Expenses recognized in 2021, 2022 and 2023, based on the contribution called for were nil, $47 thousand and $68 thousand, respectively.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. The Company has no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by the Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $1,695 thousand, $2,088 thousand and $2,390 thousand for the years ended December 31, 2021, 2022 and 2023, respectively.

Other foreign subsidiaries recognized pension expenses of $617 thousand, $564 thousand and $221 thousand for the years ended December 31, 2021, 2022 and 2023, respectively, for the defined contribution plans based on their respective local government regulations.

3.	Cash award

On September 28, 2021 and 2022, and September 26, 2023, the Company’s compensation committee granted annual bonuses by cash payouts totaling $47,657 thousand, $19,346 thousand and $729 thousand, respectively to the Company’s employees among which $1,582 thousand, $1,015 thousand and $187 thousand, respectively was immediately vested on the grant date. The remainder will be equally vested at the first, second and third anniversaries of the grant date.

The amounts of cash award expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$511	505	174
Research and development	5,876	20,792	15,273
General and administrative	678	2,250	1,401
Sales and marketing	1,223	4,147	2,797
Total compensation	$8,288	27,694	19,645
Income tax benefit	$1,444	5,641	4,167